Note 20 - Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31, 2015	As of December 31, 2014
Net operating loss carryforwards	$14,817	$5,249
Property, Leased mineral rights and Mine development costs	3,801	(486)
Goodwill	8,419	(684)
Acquisitions Costs	-	937
Provision for doubtful accounts	382	-
Interest payable	1,086	660
Allowance for credit receivable	2,551	2,551
Notes payable	2,194	2,194
Asset retirement obligations	-	83

Total deferred income tax assets, net	33,250	10,504
Less valuation allowance	(33,250)	(10,504)
Net deferred income tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	As of December 31, 2015	As of December 31, 2014
Tax benefit at federal statutory rate (35%)	$(20,463)	$(8,042)
Goodwill impairment	-	1,826
State tax benefit, net of federal impact	(2,280)	(896)
Other	(3)	652
Change in valuation allowance	22,746	6,460
Net income tax provision (benefit)	$-	$-